Operating profit - Restructuring costs (Details) - USD ($) $ in Millions	12 Months Ended			48 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
Restructuring programmes
Total charge	$ 1,154	$ 467	$ 717
Impairment loss (reversal of impairment loss) on property, plant and equipment included in restructuring costs	43	7	(4)
Impairment loss (reversal of impairment loss) on right of use assets included in restructuring costs	7	13	0
Impairment loss (reversal of impairment loss) on intangible assets included in restructuring costs	0	0	(17)
Severance costs
Restructuring programmes
Total charge	213	57	187
Accelerated depreciation and impairment
Restructuring programmes
Total charge	64	68	135
Other restructuring
Restructuring programmes
Total charge	877	342	395
Other restructuring | Andexxa
Restructuring programmes
Total charge	480
Post Alexion Acquisition Group Review restructuring programme
Restructuring programmes
Total charge	1,115			$ 3,182
Cost of sales
Restructuring programmes
Total charge	569	109	266
Cost of sales | Rationalisation of manufacturing capacity and footprint
Restructuring programmes
Total charge	529
Distribution expense
Restructuring programmes
Total charge			2
Research and development expense
Restructuring programmes
Total charge	275	212	111
Research and development expense | Transformation of clinical, regulatory and other R&D data and systems
Restructuring programmes
Total charge	275
Selling, general and administrative costs
Restructuring programmes
Total charge	312	207	405
Selling, general and administrative costs | HR, Finance, IT, other integration and severance costs
Restructuring programmes
Total charge	312
Other operating income and expense
Restructuring programmes
Reversal of provisions for cost of restructuring	$ (2)	$ (61)	$ (67)